Fees Summary	Jun. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,307,000
Previously Paid Amount	0.00
Total Fee Amount	318.60
Total Offset Amount	0.00
Net Fee	318.60
Narrative - Max Aggregate Offering Price	$ 2,307,000
Final Prospectus	true